Property, Plant and Equipment (Details Textual) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Additional amount	₪ 3,156	₪ 2,541
Israel Land Administration (ILA) [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Aggregated amount	13,000
Additional amount	27,000
Gains on property, plant and equipment	₪ 3,000	₪ 8,000